Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Changes in retirement benefit obligations, tax benefit	$ 8,632	$ 11,336	$ 12,224
Changes in fair value of interest rate swap derivative, tax benefit	$ 10,726	$ 11,256	$ 895